Hedge accounting (Detail 2) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Debt issued measured at amortized cost
Fair value hedges of FX risk	$ 12,000
Interest rate risk
Loans and advances to customers
Carrying amount of designated loans	61,107	$ 14,270
of which: accumulated amount of fair value hedge adjustment	457	(1,249)
of which: accumulated amount of fair value hedge adjustment, subject to amortization attributable to the portion of the portfolio that ceased to be part of hedge accounting	(179)	(51)
Other financial assets measured at amortized cost - debt securities
Carrying amount of designated debt securities	6,333	4,577
of which: accumulated amount of fair value hedge adjustment	(109)	(180)
Customer deposits
Carrying amount of customer deposits	8,972
of which: accumulated amount of fair value hedge adjustment	50
Debt issued measured at amortized cost
Carrying amount of designated debt issued	156,507	68,529
of which: accumulated amount of fair value hedge adjustment	(2,976)	(6,057)
Foreign exchange risk
Debt issued measured at amortized cost
Carrying amount of designated debt issued	$ 22,329	$ 20,566